Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information regarding the “compensation actually paid” (as defined in Item 402(v) of Regulation
S-K,
the “CAP”) to the Principal Executive Officer or “PEO” (Mr. Michael P. Doss) and to the
Non-PEO
NEOs (on an average basis), as well as certain performance metrics applicable to the Company. Note that the Compensation and Management Development Committee did not consider the measures set forth below when making its compensation decisions for 2020, 2021, 2022 or 2023, and that the Peer Group used in calculating the Peer Group Total Shareholder Return measure set forth below is the group of companies that make up the Dow Jones U.S. Container Packaging Index used in the Total Return to Stockholders graph in the Company’s 2023 Annual Report on Form
10-K,
so it is not exactly the same Peer Group used by the Compensation and Management Development Committee in its process to determine executive compensation.
2023 Pay Versus Performance Table

Year	Summary Compensation Table Total Compensation for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total Compensation for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment based on Company Total Shareholder Return	Value of Initial Fixed $100 Investment based on Peer Group Total Shareholder Return	Net Income (in millions)	Adjusted EBITDA (in millions)

2023	$11,937,503	$19,418,337	$3,156,562	$4,447,314	158.66	118.91	$723	$1,876

2022	$11,644,401	$19,745,603	$3,401,061	$4,830,700	140.89	110.49	$522	$1,600

2021	$ 7,309,269	$11,860,514	$2,040,539	$2,934,498	121.60	134.41	$204	$1,056

2020	$ 8,009,101	$10,059,859	$2,217,803	$2,624,259	103.95	121.14	$167	$1,070

(1)	The amounts shown in this column are the “Total” compensation amounts reported in the Summary Compensation Table (“SCT”) for the Company’s PEO for each corresponding year.

(2)	The amounts shown in this column represent the CAP paid to the Company’s PEO for each corresponding year.

The adjustments made to the PEO’s total compensation as set forth in the SCT to determine the CAP are set forth below.

	Year
	2023	2022	2021	2020

Total Compensation Reported in SCT	$11,937,503	$11,644,401	$7,309,269	$8,009,101

Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	$70,380	$–	$–	$190,604

Less: Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	$7,291,291	$6,756,267	$5,006,859	$5,030,321

Plus: Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	$–	$–	$–	$–

Plus: Fair Value of Equity Compensation Granted during Year at FYE	$7,656,892	$7,871,034	$6,086,639	$5,163,815

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	$655,973	$400,333	$(313,875)	$(146,375)

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	$6,529,640	$6,586,102	$3,785,341	$2,254,243

Plus: Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	$–	$–	$–	$–

Compensation Actually Paid	$19,418,337	$19,745,603	$11,860,514	$10,059,859

(3)
The amounts shown in this column are the average of the “Total” compensation amounts reported in the SCT for each of the
Non-PEO
NEOs for each corresponding year. The
Non-PEO
NEOs included in the calculation for 2023 and 2022 are Stephen R. Scherger, Maggie K. Bidlingmaier, Lauren S. Tashma and Joseph P. Yost. The
Non-PEO
NEOs included in the calculation for 2021 and 2020 are Stephen R. Scherger, Michael J. Farrell, Lauren S. Tashma and Joseph P. Yost.

(4)	The amounts shown in this column represent the average CAP paid to the Company’s four Non-PEO NEOs for each corresponding year.

The adjustments made to the
Non-PEO
NEOs’ total compensation as set forth in the SCT to determine the average CAP are set forth below.

	Year

	2023	2022	2021	2020

Average Total Compensation Reported in SCT	$3,156,562	$3,401,061	$2,040,539	$2,217,803

Less: Average Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	$6,433	$–	$–	$18,760

Less: Average Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	$1,404,227	$1,674,232	$1,044,128	$1,031,892

Plus: Average Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	$–	$–	$–	$–

Plus: Average Fair Value of Equity Compensation Granted during Year at FYE	$1,474,638	$1,942,288	$1,253,564	$1,059,276

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	$109,054	$73,532	$(57,105)	$(27,438)

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	$1,117,720	$1,088,051	$741,628	$425,269

Plus: Average Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	$0	$–	$–	$–

Compensation Actually Paid	$4,447,314	$4,830,700	$2,934,498	$2,624,259

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amounts shown in this column are the average of the “Total” compensation amounts reported in the SCT for each of the
Non-PEO
NEOs for each corresponding year. The
Non-PEO
NEOs included in the calculation for 2023 and 2022 are Stephen R. Scherger, Maggie K. Bidlingmaier, Lauren S. Tashma and Joseph P. Yost. The
Non-PEO
	NEOs included in the calculation for 2021 and 2020 are Stephen R. Scherger, Michael J. Farrell, Lauren S. Tashma and Joseph P. Yost.
PEO Total Compensation Amount	$ 11,937,503	$ 11,644,401	$ 7,309,269	$ 8,009,101
PEO Actually Paid Compensation Amount	$ 19,418,337	19,745,603	11,860,514	10,059,859
Adjustment To PEO Compensation, Footnote
(2)	The amounts shown in this column represent the CAP paid to the Company’s PEO for each corresponding year.

The adjustments made to the PEO’s total compensation as set forth in the SCT to determine the CAP are set forth below.

	Year
	2023	2022	2021	2020

Total Compensation Reported in SCT	$11,937,503	$11,644,401	$7,309,269	$8,009,101

Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	$70,380	$–	$–	$190,604

Less: Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	$7,291,291	$6,756,267	$5,006,859	$5,030,321

Plus: Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	$–	$–	$–	$–

Plus: Fair Value of Equity Compensation Granted during Year at FYE	$7,656,892	$7,871,034	$6,086,639	$5,163,815

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	$655,973	$400,333	$(313,875)	$(146,375)

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	$6,529,640	$6,586,102	$3,785,341	$2,254,243

Plus: Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	$–	$–	$–	$–

Compensation Actually Paid	$19,418,337	$19,745,603	$11,860,514	$10,059,859

Non-PEO NEO Average Total Compensation Amount	$ 3,156,562	3,401,061	2,040,539	2,217,803
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,447,314	4,830,700	2,934,498	2,624,259
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts shown in this column represent the average CAP paid to the Company’s four Non-PEO NEOs for each corresponding year.

The adjustments made to the
Non-PEO
NEOs’ total compensation as set forth in the SCT to determine the average CAP are set forth below.

	Year

	2023	2022	2021	2020

Average Total Compensation Reported in SCT	$3,156,562	$3,401,061	$2,040,539	$2,217,803

Less: Average Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	$6,433	$–	$–	$18,760

Less: Average Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	$1,404,227	$1,674,232	$1,044,128	$1,031,892

Plus: Average Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	$–	$–	$–	$–

Plus: Average Fair Value of Equity Compensation Granted during Year at FYE	$1,474,638	$1,942,288	$1,253,564	$1,059,276

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	$109,054	$73,532	$(57,105)	$(27,438)

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	$1,117,720	$1,088,051	$741,628	$425,269

Plus: Average Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	$0	$–	$–	$–

Compensation Actually Paid	$4,447,314	$4,830,700	$2,934,498	$2,624,259

Compensation Actually Paid vs. Total Shareholder Return	PEO CAP and Average Non-PEO NEO CAP vs. Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO NEO CAP vs Net Income and Adjusted EBITDA
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO NEO CAP vs Net Income and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	PEO CAP and Average Non-PEO NEO CAP vs. Company TSR and Peer Group TSR
Tabular List, Table
Pay Versus Performance – Tabular List of Performance Measures
We believe that the most important measures of the Company’s financial performance are:
Adjusted EBITDA
Cash Flow Before Debt Reduction
Return on Invested Capital
Net Organic Sales Growth
These measures are used to determine payouts under our short-term cash incentive plan and our long-term equity incentive plan and collectively provide a holistic view of the Company’s financial condition.

Total Shareholder Return Amount	$ 158.66	140.89	121.6	103.95
Peer Group Total Shareholder Return Amount	118.91	110.49	134.41	121.14
Net Income (Loss)	$ 723,000,000	$ 522,000,000	$ 204,000,000	$ 167,000,000
Company Selected Measure Amount	1,876,000,000	1,600,000,000	1,056,000,000	1,070,000,000
PEO Name	Mr. Michael P. Doss
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow Before Debt Reduction
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Net Organic Sales Growth
PEO | Change in Pension Value and NonQualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (70,380)			$ (190,604)
PEO | Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,291,291)	$ (6,756,267)	$ (5,006,859)	(5,030,321)
PEO | Fair Value of Equity Compensation Granted during Year at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,656,892	7,871,034	6,086,639	5,163,815
PEO | Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	655,973	400,333	(313,875)	(146,375)
PEO | Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,529,640	6,586,102	3,785,341	2,254,243
Non-PEO NEO | Change in Pension Value and NonQualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,433)			(18,760)
Non-PEO NEO | Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,404,227)	(1,674,232)	(1,044,128)	(1,031,892)
Non-PEO NEO | Fair Value of Equity Compensation Granted during Year at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,474,638	1,942,288	1,253,564	1,059,276
Non-PEO NEO | Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,054	73,532	(57,105)	(27,438)
Non-PEO NEO | Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,117,720	$ 1,088,051	$ 741,628	$ 425,269
Non-PEO NEO | Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0